Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Capital Stock

6. CAPITAL STOCK

In October 2018, the Company closed an underwritten public offering of 26,155,000 shares of its common stock and warrants to purchase up to 19,616,250 shares of common stock, at a combined purchase price of $0.65 per share of common stock and accompanying warrant. The gross proceeds to the Company from this offering were $17.0 million, before deducting underwriting discounts and commissions, and offering expenses payable by the Company. The warrants were exercisable immediately upon issuance at a price of $0.70 per share of common stock and have a term of five years commencing on the date of issuance. The exercise price of the warrants was subject to adjustment upon the occurrence of specific events, including stock dividends, stock splits, combinations and reclassifications of the Company’s Common Stock. In the event of certain fundamental transactions of the Company, a warrant holder may have demanded redemption of its warrant for cash in accordance with a Black-Scholes option pricing model. A fundamental transaction was defined as a merger, sale of assets, sale of the Company, recapitalization of stock and a sale of stock whereby any owner after the transaction would own greater than 50% of the outstanding common stock in the Company. The Company determined the warrants were classified as a liability on the consolidated balance sheet because of the provision whereby in a fundamental transaction (as described above), the holder could have elected to receive either the amount they were entitled to on an as-if-exercised basis or an amount based on the Black-Scholes value of the warrants at the time of the fundamental transaction. At the issuance date, the warrants were recorded at the fair value of $8.4 million.

In three months ended March 31, 2019, the Company reduced the exercise price of the warrants issued in 2018 from $0.70 to $0.01 per share (the “2018 Reduced Exercise Price”) and all of the holders of these warrants (the “Participating 2018 Holders”) entered into a Warrant Exercise Agreement (the “2018 Exercise Agreement”) pursuant to which, in consideration for the 2018 Reduced Exercise Price, the Participating 2018 Holders agreed to exercise the warrants held by such Participating 2018 Holders in full at the 2018 Reduced Exercise Price for cash. In connection with the exercise of the warrants by the Participating 2018 Holders, the Company received aggregate gross proceeds of approximately $0.2 million.

In March 2018, the Company entered into an equity distribution agreement (“ATM Agreement”) with Canaccord Genuity Inc. (“Canaccord”), pursuant to which the Company may, from time to time, sell shares of its common stock having an aggregate offering price of up to up to $10.0 million (the “Shares”) through Canaccord, as sales agent. The Shares will be offered and sold by the Company pursuant to its previously filed and currently effective Registration Statement on Form S-3 (Reg. No. 333-216741) (the “Registration Statement”). The Shares may only be offered and sold by means of a prospectus, including a prospectus supplement, forming part of the effective Registration Statement. Sales of the common stock, if any, will be made at market prices by methods deemed to be an “at the market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), including sales made directly on The Nasdaq Capital Market, on any other existing trading market for the common stock, or to or through a market maker other than on an exchange. There were no sales of common stock under the ATM Agreement during the three months ended March 31, 2019 and March 31, 2018.

In January 2018, the Company completed an underwritten registered direct offering of 2,691,494 shares of common stock at a price of $2.35 per share. The total net proceeds of the offering were $5.7 million after deducting underwriter’s discounts and commissions, and expenses related to the offering.

In September 2016, the Company closed the private placement contemplated by the securities purchase agreement (the “Purchase Agreement”), dated September 15, 2016, between the Company and certain institutional and accredited investors in which the Company received gross proceeds of $30.0 million (the “Private Placement”). The net proceeds after deducting placement agent fees and other transaction-related expenses was $27.6 million. At the closing, the Company issued 2,596,059 shares of the Company’s common stock at a per share price of $2.25 and 24,158.8693 shares of the Company’s newly-created Series A Convertible Preferred Stock (“Series A Preferred Stock”), which are convertible into approximately 10,737,275 shares of common stock. As of March 31, 2019, there were 400.4910 shares of Series A Preferred Stock outstanding, which remain convertible into 177,996 shares of the Company’s common stock. As part of the Private Placement, the investors received warrants to purchase up to 13,333,334 shares of the Company’s common stock at an exercise price of $2.25 per share. The placement agent for the Private Placement, H.C. Wainwright & Co. LLC (“HCW”), and certain of its affiliates were also granted warrants to purchase 133,333 shares of the Company’s common stock at an exercise price of $2.25 per share in exchange for the services provided by HCW. The placement agent warrants were considered a financing cost of the Company and included in warrant expense within the consolidated statements of operations.

The warrants include a cashless-exercise feature that may be exercised solely in the event there is no effective registration statement, or no current prospectus available for, the resale of the shares of common stock underlying the warrants as of the six-month anniversary of the closing of the Private Placement. Upon a fundamental transaction, the holders of the warrant may require the Company to purchase any unexercised warrants in an amount equal to the Black-Scholes value of the option. A fundamental transaction is defined as a merger, sale of assets, sale of the Company, recapitalization of stock and a sale of stock whereby any owner after the transaction would own greater than 50% of the outstanding common stock in the Company. The warrants became exercisable following approval of the Private Placement by our stockholders in the fourth quarter of 2016 and expire five years after the date of such stockholder approval. The Company determined the warrants are classified as a liability on the consolidated balance sheet because they contain a provision whereby in a fundamental transaction (as described above), the holder can elect to receive either the amount they are entitled to on an as-if-exercised basis or an amount based on the Black-Scholes value of the warrants at the time of the fundamental transaction. At the issuance date, the warrants were recorded at the fair value of $30.7 million.

Concurrent with the closing of the Private Placement, the Company’s Certificate of Incorporation was amended by the filing of a Certificate of Designation to create the Series A Preferred Stock. The Series A Preferred Stock has a par value of $0.01 and each share is convertible into 444.44 shares of common stock, at a conversion price of $2.25 per share, at the option of the holder. The Series A Preferred Stock has no voting rights and is only entitled to dividends as declared on an as-converted basis. The Series A Preferred Stock contains no liquidation preferences or redemption rights and shares in distributions of the Company on an as-converted basis with the common stock.

As part of the Private Placement, affiliates of certain members of the Company’s Board of Directors purchased an aggregate of 283,046 shares of common stock, an aggregate of 2,563.1439 shares of Series A Preferred Stock and received warrants to purchase up to 1,422,221 shares of common stock at an exercise price of $2.25 per share in the Private Placement. These amounts are included in the amounts noted above.

In the three months ended March 31, 2019, the Company and certain holders of the warrants issued in 2016 (the “Participating 2016 Holders”) entered into a Warrant Amendment and Exercise Agreement (the “2016 Exercise Agreement”) pursuant to which the Company agreed to reduce the exercise price of the warrants held by such Participating 2016 Holders from $2.25 to $0.01 per share (the “2016 Reduced Exercise Price”) in consideration for the exercise of the warrants held by such Participating 2016 Holders in full at the 2016 Reduced Exercise Price for cash. In connection with the exercise of the warrants by the Participating 2016 Holders, the Company received aggregate gross proceeds of approximately $0.1 million. After the full exercise of the warrants held by the Participating 2016 Holders, warrants issued in 2016 to purchase approximately 508,714 shares of the Company’s Common Stock are outstanding.

8.	CAPITAL STOCK.

In October 2018, the Company closed a underwritten public offering of 26,155,000 shares of its common stock and warrants to purchase up to 19,616,250 shares of common stock, at a combined purchase price of $0.65 per share of common stock and accompanying warrant. The gross proceeds to Histogenics from this offering were $17.0 million, before deducting underwriting discounts and commissions, and offering expenses payable by the Company. The warrants are exercisable immediately upon issuance at a price of $0.70 per share of common stock and have a term of five years commencing on the date of issuance. The exercise price of the Warrants is subject to adjustment upon the occurrence of specific events, including stock dividends, stock splits, combinations and reclassifications of the Company’s Common Stock. In the event of certain fundamental transactions of the Company, a warrant holder may demand redemption of its warrant for cash in accordance with a Black-Scholes option pricing model. A fundamental transaction is defined as a merger, sale of assets, sale of the Company, recapitalization of stock and a sale of stock whereby any owner after the transaction would own greater than 50% of the outstanding common stock in the Company. The Company determined the warrants are classified as a liability on the consolidated balance sheet because of the provision whereby in a fundamental transaction (as described above), the holder can elect to receive either the amount they are entitled to on an as-if-exercised basis or an amount based on the Black-Scholes value of the warrants at the time of the fundamental transaction. At the issuance date, the warrants were recorded at the fair value of $8.4 million

In March 2018, the Company entered into an equity distribution agreement (“the Equity Distribution Agreement”) with Canaccord Genuity Inc. (“Canaccord”), pursuant to which the Company may, from time to time, sell shares of its common stock having an aggregate offering price of up to $10.0 million (the “Shares”) through Canaccord, as sales agent. During the year ended December 31, 2018, the Company sold an aggregate of 6,633,903 shares of common stock and received $4.5 million after deducting commissions related to the Equity Distribution Agreement and other offering costs.

In January 2018, the Company closed a registered direct offering where the Company issued 2,691,494 shares ofcommon stock at a price of $2.35 per share. The underwriter option to purchase additional shares of 351,064 were fully exercised. The total net proceeds of the offering were approximately $5.9 million after deducting underwriting discounts and commissions.

In September 2016, the Company closed the private placement contemplated by the securities purchase agreement (the “Purchase Agreement”), dated September 15, 2016, between the Company and certain institutional and accredited investors in which the Company received gross proceeds of $30.0 million (the “Private Placement”). The net proceeds after deducting placement agent fees and other transaction-related expenses was $27.6 million. At the closing, the Company issued 2,596,059 shares of the Company’s common stock at a per share price of $2.25 and 24,158.8693 shares of the Company’s newly-created Series A Convertible Preferred Stock (“Series A Preferred Stock”), which are convertible into approximately 10,737,275 shares of common stock. As of December 31, 2018, there were 400.4910 shares of Series A Preferred Stock outstanding, which remain convertible into 177,996 shares of the Company’s common stock. As part of the Private Placement, the investors received warrants to purchase up to 13,333,334 shares of the Company’s common stock at an exercise price of $2.25 per share. The placement agent for the Private Placement, H.C. Wainwright & Co. LLC (“HCW”), and certain of its affiliates were also granted warrants to purchase 133,333 shares of the Company’s common stock at an exercise price of $2.25 per share in exchange for the services provided by HCW. The placement agent warrants were considered a financing cost of the Company and included in warrant expense within the consolidated statements of operations.

The warrants include a cashless-exercise feature that may be exercised solely in the event there is no effective registration statement, or no current prospectus available for, the resale of the shares of common stock underlying the warrants as of the six-month anniversary of the closing of the Private Placement. Upon a fundamental transaction, the holders of the warrant may require the Company to purchase any unexercised warrants in an amount equal to the Black-Scholes value of the option. A fundamental transaction is defined as a merger, sale of assets, sale of the Company, recapitalization of stock and a sale of stock whereby any owner after the transaction would own greater than 50% of the outstanding common stock in the Company. The warrants became exercisable following approval of the Private Placement by our stockholders in the fourth quarter of 2016 and expire five years after the date of such stockholder approval. The Company determined the warrants are classified as a liability on the consolidated balance sheet because they contain a provision whereby in a fundamental transaction (as described above), the holder can elect to receive either the amount they are entitled to on an as-if-exercised basis or an amount based on the Black-Scholes value of the warrants at the time of the fundamental transaction. At the issuance date, the warrants were recorded at the fair value of $30.7 million.

Concurrent with the closing of the Private Placement, the Company’s Certificate of Incorporation was amended by the filing of a Certificate of Designation to create the Series A Preferred Stock. The Series A Preferred Stock has a par value of $0.01 and each share is convertible into 444.44 shares of common stock, at a conversion price of $2.25 per share, at the option of the holder. The Series A Preferred Stock has no voting rights and is only entitled to dividends as declared on an as-converted basis. The Series A Preferred Stock contains no liquidation preferences or redemption rights and shares in distributions of the Company on an as-converted basis with the common stock.

As part of the Private Placement, affiliates of certain members of the Company’s Board of Directors purchased an aggregate of 283,046 shares of common stock, an aggregate of 2,563.1439 shares of Series A Preferred Stock and received warrants to purchase up to 1,422,221 shares of common stock at an exercise price of $2.25 per share in the Private Placement. These amounts are included in the amounts noted above.

Common Stock -100,000,000 shares authorized

The holders of shares of common stock are entitled to one vote per share. The holders of shares of common stock are not entitled to receive dividends, unless declared by the Company’s board of directors out of legally available funds, if ever.

Reserved for future issuance

The Company has reserved for future issuance the following number of shares of common stock:

	As of December 31,
	2018	2017
Options to purchase common stock	3,339,471	2,158,348
Common stock warrants	33,145,228	13,633,070

Total	36,484,699	15,791,418

Preferred Stock -30,000 shares authorized

Series A Convertible Preferred Stock

On September 29, 2016, the Company issued 24,158.8693 shares of newly-created Series A Convertible Preferred Stock, which were convertible into approximately 10,737,275 shares of common stock at an initial conversion price of $2.25. The Series A Preferred Stock has a par value of $0.01 and each share is convertible into 444.44 shares of common stock at the option of the holder. The holders of Series A Preferred Stock have no voting rights, share in both income and losses and are only entitled to dividends as declared on an as-converted basis. The Series A Preferred Stock contains no liquidation preferences or redemption rights and shares in the distribution of the Company on an as-converted basis with the common stock. The Series A Preferred Stock shall not be converted if, after giving effect to the conversion, the holder and its affiliated persons would own beneficially more than 4.99% of our common stock (subject to adjustment up to 9.99% solely at the holder’s discretion upon 61 days’ prior notice to us or, solely as to a holder, if such limitation is waived by such holder upon execution of the private placement agreement). As of December 31, 2018, there were 400.4910 shares of Series A Preferred Stock outstanding, which remain convertible into 177,996 shares of the Company’s common stock.